Revenue Disaggregation	12 Months Ended
Dec. 31, 2020
Revenue Disaggregation
Revenue Disaggregation

17. Revenue Disaggregation

Revenues by source consist of the following:

	For the Year Ended
	December 31,
	2018	2019	2020
Vehicle sales	—	280,967	9,282,703
Other sales and services	—	3,400	173,906
Total	—	284,367	9,456,609